Pledged Bank Deposit (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financial Instruments Pledged as Collateral [Abstract]
Amount pledged for the purpose of securing the bank guarantee	€ 20,000	€ 20,000
Pledged bank deposit, release date	January 7, 2015
Pledged bank deposit, interest rate	0.10%	0.95%